Cost of sales and other operating cost (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cost of sales and other operating cost
Salaries and benefits	$ 6,851	$ 5,604
Share-based compensation	31	9
Royalties	1,444	318
Contract Services	17,881	9,935
Raw materials and consumables	3,178	1,958
Operational overhead and write-downs	6,429	8,141
Environmental rehabilitation obligations (Note 18)	18,621
Depreciation	6,280	7,812
Total	$ 60,715	$ 33,777